Philadelphia International Emerging Markets Fund
Philadelphia International Emerging Markets Fund
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment into the Portfolio)
Shareholder Fees Philadelphia International Emerging Markets Fund	Class I	Class IV
Shareholder Fees Column [Text]	Class I	Class IV
Purchase Premium (as a % of amount invested)	0.80%	0.80%
Redemption Fee (as a % of amount redeemed)	0.80%	0.80%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Philadelphia International Emerging Markets Fund		Class I	Class IV
Management Fees		0.65%	0.65%
Other Expenses	[1]	5.10%	4.87%
Shareholder Service Fees		0.25%	0.02%
Other Operating Expenses		4.85%	4.85%
Total Annual Portfolio Operating Expenses		5.75%	5.52%
Fee Waivers and Expense Reimbursements	[2]	4.27%	4.27%
Net Expenses		1.48%	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio's total annual operating expenses exceed 1.48% of Class I's average daily net assets and 1.25% of Class IV's average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2013 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Philadelphia International Emerging Markets Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class I	Class I	312	1,482
Class IV	Class IV	289	1,418

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Philadelphia International Emerging Markets Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class I	Class I	229	1,402
Class IV	Class IV	206	1,337

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period from commencement of operations on June 30, 2011 to October 31, 2011, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies:

The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies tied economically to emerging markets. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as “P-notes”) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. Emerging Markets include all markets that are not considered to be developed markets by the MSCI World Index. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks tied economically to emerging markets. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation. Philadelphia International Advisors LP (the “Advisor”) considers a stock to be tied economically to a particular country or region if: (i) it is a stock of an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is a stock of an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region.

The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select countries and securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The Advisor assesses country attractiveness based on various factors including, but not limited to, valuation, market sentiment and economic developments to determine target country allocations. The factors and models used by the Advisor may change over time.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.

Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio’s Investments.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Smaller Company Risk: The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Performance Information:
The Portfolio commenced operations on June 30, 2011. Performance history and average total returns, which will be provided after the Portfolio has been in operation for one calendar year will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.